Stock based compensation	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock based compensation [Text Block]

16. Stock based compensation

During the year ended December 31, 2021, the Company recorded 13,635,602 in stock based compensation relating to the various incentive plans (discussed below) and Origination Member Units (Note 13) (December 31, 2020 - $Nil).

a. Share purchase options

During 2021, the Company's shareholders approved the share purchase option plan. The Company's Options outstanding are as follows:

	Stock options outstanding	Weighted average exercise price
December 31, 2020	-	$-
Granted	2,834,288	$3.56
Forfeited	-	-
Expired	-	-
December 31, 2021	2,834,288	$3.56

As at December 31, 2021 Exercise Price ($/share)	# of Stock options outstanding	Weighted average contractual life remaining (years)	Number of options exercisable
$3.56	2,834,288	9.9521	1,288,828
	2,834,288	9.9521	1,288,828

For the year ended December 31, 2021, the fair value of each option granted by the Company were estimated on the grant date using the Black-Scholes options pricing model and expensed over the vesting period of the Options (December 31, 2020 - no Options granted).

	Year ended December 31,	Year ended December 31,
	2021	2020
Fair value of options granted	$2.21
Risk-free interest rate	1.27%	-
Average forfeiture rate	0.00%	-
Expected life (years)	5.72	-
Expected share price volatility	71.62%	-
Expected dividend yield	0.00%	-

The Company issued 2,834,288 Options during the year ended December 31, 2021 (2020 - Nil). For the year ended December 31, 2021, $2,858,702 was recorded to stock based compensation (2020 - $Nil).

b. Restricted Share Units

During 2021, the Company's shareholders approved the restricted share units plan. The Company's RSUs outstanding are as follows:

Equity settled RSU
December 31, 2020	-
Granted	1,030,221
Forfeited	-
Expired	-
December 31, 2021	1,030,221

The Company's RSU grants are valued using the intrinsic value method, utilizing the closing share price on the day before the grant and are expensed over the vesting period for each grant. For the year ended December 31, 2021, all RSUs were granted at $3.56/share and a corresponding expense of $2,543,846 was recorded to stock based compensation.